NOTE 17 - Related Parties Transactions: Schedule of Related party balances (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Related party balances	Related party balances:
For the year ended December,	2025	2024
Due to the CEO	196	231
Due to (from) the Chairman (*)	(56)	688
Due to the CFO (*)	62	199